Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net

4 Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2021	2020
	US$’000	US$’000

Contract receivables	3,661	3,229
Less: allowance for doubtful accounts	(30)	(30)

	3,631	3,199

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2021	2020
	US$’000	US$’000

Balance at beginning of period	30	36
Less : reversal in allowances	-	(6)

Balance at end of period	30	30

The following is an aging analysis of accounts receivable, net at December 31:

	2021	2020
	US$’000	US$’000

Current	1,441	2,014

Past due
1-30 days	1,570	85
31-60 days	495	202
61-90 days	108	41
Greater than or equal to 91 days	17	857

	2,190	1,185

	3,631	3,199

ZHEJIANG TIANLAN
Accounts receivable, net

4 Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2021	2020
	RMB’000	RMB’000

Contract receivables	148,889	160,803
Less: allowance for doubtful accounts	(42,867)	(42,182)

	106,022	118,621

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2021	2020
	RMB’000	RMB’000

Balance at beginning of period	42,182	26,484
Add: provision for allowances	868	22,161
Less: Reversal of provision for doubtful accounts	(183)	(6,463)

Balance at end of period	42,867	42,182

The following is an aging analysis of accounts receivable, net at December 31:

	2021	2020
	RMB’000	RMB’000

Within 1 year	82,534	76,590
1 year - 2 years	12,144	31,389
2 years - 3 years	5,111	6,128
3 years - 4 years	5,141	3,678
4 years - 5 years	1,092	836

	106,022	118,621

At December 31, 2021, the accounts receivable, net pledged as security for the Company’s bank loans and third party loans amounted to RMB Nil (2020: RMB Nil).